Operating lease commitments - minimum lease payments (Tables)	18 Months Ended
Oct. 31, 2018
Operating lease commitments - minimum lease payments [Abstract]
Future Minimum Lease Payments under Non-cancellable Operating Leases
At October 31, 2018 the Group has a number of lease agreements in respect of properties, vehicles, plant and equipment, for which the payments extend over a number of years.

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Future minimum lease payments under non-cancellable operating leases expiring:
No later than one year		65,831		28,330
Later than one year and no later than five years		139,695		85,008
Later than five years		22,503		28,749
Total		228,029		142,087